Premises, equipment and computer software	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Premises, equipment and computer software
Note 8: Premises, equipment and computer software

	December 31, 2021			December 31, 2020
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,333	—	8,333	8,730	—	8,730
Buildings	169,806	(77,229)	92,577	164,171	(71,721)	92,450
Equipment	26,129	(17,509)	8,620	25,150	(15,930)	9,220
Computer hardware and software in use	197,941	(175,612)	22,329	197,165	(161,801)	35,364
Computer software in development	6,827	—	6,827	4,988	—	4,988
Total	409,036	(270,350)	138,686	400,204	(249,452)	150,752

	Year ended
Depreciation charged to operating expenses	December 31, 2021	December 31, 2020	December 31, 2019
Buildings (included in Property expense)	6,005	5,511	4,492
Equipment (included in Property expense)	2,323	1,929	1,524
Computer hardware and software (included in Technology and communication expense)	18,902	21,773	20,620
Total depreciation charged to operating expenses	27,230	29,213	26,636